Investment Objectives and Goals	Sep. 23, 2024
Schwab U.S. Large-Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. Large-Cap Value ETF